Trade Receivables - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	€ 4,548.8	€ 5,081.4	€ 5,254.8
Trade receivables [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Bad Debts Written off	0.0	0.0	0.0
Financial assets	76.4	59.7	43.5
Trade receivables [member] | Past due
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	13.0	5.0	4.0
Trade receivables [member] | Past due | Impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	0.0	0.0	0.0
Trade receivables [member] | Past due | Not impaired
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets	13.0	5.0	4.0
Trade receivables [member] | Allowance for impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Change to the allowance for impairment during the year	€ 0.0	€ 0.0	€ 0.0